INVESTMENTS - Tujia (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVESTMENTS
Gain on deconsolidation of subsidiaries		¥ 252,000	¥ 2,294,451,702
Carrying value of investments under equity method	¥ 6,068,391,137	4,114,199,782
Fair value of preferred shares under available-for-sale	6,117,238,787	¥ 6,805,596,210
Tujia
INVESTMENTS
Gain on deconsolidation of subsidiaries			¥ 2,300,000,000
Fair value of converted part of preferred shares to common shares	1,700,000,000
Carrying value of investments under equity method	1,500,000,000
Fair value of preferred shares under available-for-sale	¥ 1,700,000,000